EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equipment [Table Text Block]
		December 31, 2016
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	1,144,382	320,096
Vehicles	333,989	306,883	27,106
	$1,827,099	$1,479,897	$347,202

		December 31, 2015
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	1,047,418	417,060
Vehicles	333,989	264,524	69,465
	$1,827,099	$1,340,574	$486,525

		December 31, 2014
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—
Computer equipment	20,274	20,274	—
Exploration equipment	1,464,478	930,979	533,499
Vehicles	333,989	234,753	99,236
	$1,827,099	$1,194,364	$632,735